INCOME TAXES - Components of Net Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets
Net operating loss carryforward	$ 4,726	$ 68,254
Research and development credits	0	12,648
Intangibles	56	3,289
Accruals	893	1,412
Stock compensation	809	8,581
Capitalized research and development costs	15,718	51,772
Operating lease liabilities	1,776	697
Other	5	10
Gross deferred tax assets	23,983	146,663
Less: Valuation allowance	(21,789)	(146,005)
Total deferred tax assets	2,194	658
Deferred income tax liabilities
Fixed assets	(575)	(10)
Operating lease right-of-use assets	(1,619)	(648)
Total deferred tax liabilities	(2,194)	(658)
Net deferred tax assets (liabilities)	$ 0	$ 0